Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This amendment on form 20-F/A amends the annual report on form 20-F as originally filed with the U.S Securities and Exchange Commission (the SEC) on June 6 , 2023 . The company is filling this amendment to reflect solely to include clarification and further disclosure related to company’s dual listing on Upstream.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41353
Entity Registrant Name	GENIUS GROUP LIMITED
Entity Central Index Key	0001847806
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	8 Amoy Street #01-01
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	049950
Title of 12(b) Security	Ordinary shares, no par value per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	27,705,227
Auditor Firm ID	688
Auditor Name	Marcum LLP
Auditor Location	Melville, NY
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue, Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Roger James Hamilton
Contact Personnel Email Address	info@geniusgroup.net